As filed with the Securities and Exchange Commission on February 14, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/2011

Date of reporting period:  12/31/2010

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2010 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 94.14%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	8,500	$318,835	2.84%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	9,000	320,310	2.86

BREWERIES
Anheuser Busch InBev NV - ADR (b)	6,700	382,503	3.41

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	13,500	342,900	3.06

COMMERCIAL BANKING
Bank of New York Mellon Corp.	14,500	437,900	3.91

COMPUTER STORAGE DEVICE MANUFACTURING
EMC Corp. (a)	18,000	412,200	3.68

COMPUTER TERMINAL MANUFACTURING
Dell, Inc. (a)	18,000	243,900	2.18

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Devon Energy Corp.	6,000	471,060	4.20
Penn West Petroleum Ltd. (b)	11,500	275,080	2.45
		746,140	6.65
DATA PROCESSING
Fiserv, Inc. (a)	10,000	585,600	5.22

DEEP SEA FREIGHT TRANSPORTATION
Knightsbridge Tankers Ltd. (b)	14,000	311,780	2.78

DIRECT LIFE INSURANCE CARRIERS
Aon Corp.	8,500	391,085	3.49

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
Travelers Companies, Inc.	9,000	501,390	4.47

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	4,300	357,115	3.19

HOME CENTERS
Lowes Cos., Inc.	10,000	250,800	2.24

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc. (a)	8,500	352,155	3.14

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	4,500	326,610	2.91

MEDICAL LABORATORIES
Quest Diagnostics	8,000	431,760	3.85

NUCLEAR ELECTRIC POWER GENERATION
Exelon Corp.	7,500	312,300	2.79

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
OTHER COMPUTER PERIPHERAL EQUIPMENT MANUFACTURING
Diebold, Inc.	10,000	$320,500	2.86%

PACKAGING MACHINERY MANUFACTURING
Illinois Tool Works, Inc.	7,000	373,800	3.33

PETROLEUM REFINERIES
ConocoPhillips	8,000	544,800	4.86

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson	8,000	494,800	4.41

POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan (b)	2,750	425,783	3.80

PROMOTERS OF PERFORMING ARTS, SPORTS & SIMILAR EVENTS WITH FACILITIES
Live Nation Entertainment, Inc. (a)	15,000	171,300	1.53

SERVICE INDUSTRY MACHINERY MANUFACTURING
CAE, Inc. (b)	36,000	415,080	3.70

SOFTWARE PUBLISHERS
Microsoft Corp.	14,000	390,880	3.49
Oracle Corp.	12,500	391,250	3.49
		782,130	6.98
TOTAL COMMON STOCKS (Cost $7,407,615)		10,553,476	94.14

U.S. TREASURY OBLIGATIONS - 0.90%
U.S. Treasury Note, 1.00%, due 12/31/2011	$100,000	100,652	0.90
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,079)		100,652	0.90

SHORT-TERM INVESTMENTS - 5.49%
INVESTMENT COMPANIES
AIM STIT-STIC Prime Portfolio, 0.16% (c)	176,541	176,541	1.57
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	440,000	440,000	3.92
TOTAL SHORT-TERM INVESTMENTS (Cost $616,541)		616,541	5.49

Total Investments (Cost $8,124,235) - 100.53%		11,270,669	100.53
Liabilities in Excess of Other Assets - (0.53)%		(59,905)	(0.53)
TOTAL NET ASSETS - 100.00%		$11,210,764	100.00%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Rate shown is the 7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$8,173,407
	Gross unrealized appreciation	3,278,170
	Gross unrealized depreciation	(180,908)
	Net unrealized appreciation	$11,270,669

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Measurements at December 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities
Amusement & Theme Parks	$318,835	$-	$-	$318,835
Breakfast Cereal Manufacturing	320,310	-	-	320,310
Breweries	382,503	-	-	382,503
Clothing Accessories Stores	342,900	-	-	342,900
Commercial Banking	437,900	-	-	437,900
Computer Storage Device Manufacturing	412,200	-	-	412,200
Computer Terminal Manufacturing	243,900	-	-	243,900
Crude Petroleum & Natural Gas Extraction	746,140	-	-	746,140
Data Processing	585,600	-	-	585,600
Deep Sea Freight Transportation	311,780	-	-	311,780
Direct Life Insurance Carriers	391,085	-	-	391,085
Direct Property & Casualty Insurance Carriers	501,390	-	-	501,390
Farm Machinery & Equipment Manufacturing	357,115	-	-	357,115
Home Centers	250,800	-	-	250,800
Instrument Manufacturing For Measuring	352,155	-	-	352,155
Local Messengers & Local Delivery	326,610	-	-	326,610
Medical Laboratories	431,760	-	-	431,760
Nuclear Electric Power Generation	312,300	-	-	312,300
Other Computer Peripheral Equipment Manufacturing	320,500	-	-	320,500
Packaging Machinery Manufacturing	373,800	-	-	373,800
Petroleum Refineries	544,800	-	-	544,800
Pharmaceutical Preparation Manufacturing	494,800	-	-	494,800
Potash, Soda, & Borate Mineral Mining	425,783	-	-	425,783
Promoters of Performing Arts, Sports & Similar Events with Facilities	171,300	-	-	171,300
Service Industry Machinery Manufacturing	415,080	-	-	415,080
Software Publishers	782,130	-	-	782,130
Total Equity Securities	10,553,476	-	-	10,553,476
Fixed Income Securities	-	100,652	-	100,652
Short-Term Securities	616,541	-	-	616,541
Total Investments in Securities	11,170,017	100,652	-	11,270,669

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date          2/8/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date          2/8/2011

* Print the name and title of each signing officer under his or her signature.